Servicing Activities and Mortgage Servicing Rights Fair Value Assumptions for Securitized/Sold Loans (Details) (Mortgage Servicing Rights [Member], Residential Mortgage [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Average discount rate	9.33%	8.60%
Expected prepayment speeds	8.78%	10.13%
Average life in years	5 years 4 months	4 years 7 months 25 days
Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Average discount rate	9.85%	9.92%
Expected prepayment speeds	14.93%	18.67%
Average life in years	8 years 0 months 29 days	6 years 8 months 13 days